Nature of Operations and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Net Loss Per Common Share

The following table reflects the amounts used in determining net loss per share:

	Three Months Ended		Nine Months Ended
(In thousands, except share and	September 30,	September 30,	September 30,	September 30,
per share data)	2016	2015	2016	2015
Net loss	$(4,053)	$(6,964)	$(12,190)	$(19,016)
Less: Cumulative unpaid preferred stock dividends	(122)	(110)	(355)	(144)
Net loss attributable to common shareholders	(4,175)	(7,074)	(12,545)	(19,160)
Weighted average common shares outstanding	2,855,973	2,040,156	2,704,358	1,644,889
Net loss per common share – basic and diluted	$(1.46)	$(3.47)	$(4.64)	$(11.65)

The following table reflects the amounts used in determining loss per share:

	Year Ended
	December 31, 2015	December 31, 2014
Net loss	$(18,252,632)	$(15,709,782)
Less: Cumulative unpaid preferred stock dividends	(260,233)	(48,409)
Net Loss attributable to common stockholders	(18,512,865)	(15,758,191)
Weighted average common shares outstanding	1,771,736	755,833
Net loss per common share – basic and diluted	$(10.45)	$(20.85)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potential common shares were excluded from the calculation of diluted loss per share from continuing operations and diluted net loss per share attributable to common shareholders because their effect would have been anti-dilutive for the periods presented:

	As of
	September 30, 2016	September 30, 2015
Convertible Preferred Stock	1,006,100	670,475
Stock Options	334,173	250,234
Warrants	2,936,889	1,615,617
	4,277,162	2,536,326

The following potential common shares were excluded from the calculation of diluted loss per share from continuing operations and diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the periods presented:

	As of
	December 31, 2015	December 31, 2014
Convertible Preferred Stock	944,932	148,647
Stock Options	249,912	180,240
Warrants	1,723,626	593,557
	2,918,470	922,444

Schedule of Property Plant and Equipment Estimated Useful Lives

Depreciation and amortization is computed using the straight-line method over the following estimated useful lives:

Computer and Data Center Equipment	3 years
Purchased and Acquired software	3 years
Leasehold Improvements	3-5 years, or lease term if less
Furniture and fixtures	7 years